Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	Amendment
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
USCF Daily Target 2X Copper Index ETF
Shareholder Report [Line Items]
Fund Name	USCF Daily Target 2X Copper Index ETF
Class Name	USCF Daily Target 2X Copper Index ETF
Trading Symbol	CPXR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the USCF Daily Target 2X Copper Index ETF (the "Fund") for the period January 21, 2025 (the Fund's “Inception”) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cpxretf.com. You can also request this information by contacting us at (855) 885-9885 or by writing to USCF Daily Target 2X Copper Index ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(855) 885-9885
Additional Information Website	www.cpxretf.com
Expenses [Text Block]

What were the Fund costs for the past period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCF Daily Target 2X Copper Index ETF	$134	1.22%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

From 1/21/2025 till 12/31/2025, CPXR had a NAV total return of 33.32%, price return of 30.70%. These gains are primarily attributed to the strong performance of the SCIERI Index, which is closely tied to copper future price movements.

What Factors Influenced Performance?

Market sentiment around copper supply shortages caused a massive rally starting in August 2025, with copper moving from $450 to $570 to end the year. Sharp daily movements and increased options volatility starting in October caused a steady stream of Creations, especially in December with copper rallying from $520 to $570 in just one month.

CPXR's 2x leverage amplified daily gains when the front three active months of copper rallied in unison.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception 1/21/2025
USCF Daily Target 2X Copper Index ETF	32.93%
SummerHaven Copper TR	29.14%
S&P 500 TR	14.55%

Performance Inception Date	Jan. 21, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.cpxretf.com for more recent performance information.
Net Assets	$ 8,841,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 19,770
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Size (Thousands)	$8,841
Number of Holdings	6
Total Advisory Fee	$19,770
Portfolio Turnover Rate	0%

Holdings [Text Block]	What did the Fund invest in? (as of December 31, 2025) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]

Top Holdings	(% of total net assets)
Copper Futures Contract, Expiration: 7/29/26	2.9
Copper Futures Contract, Expiration: 3/27/26	2.8
Copper Futures Contract, Expiration: 5/27/26	2.7
Micro Copper Futures Contract, Expiration: 4/28/26	0.1
Micro Copper Futures Contract, Expiration: 2/25/26	0.1